Eaton Vance

Focused Value Opportunities Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 4.6%
Hexcel Corp.	96,278	$4,767,687
Huntington Ingalls Industries, Inc.	34,008	5,447,741

		$10,215,428

Banks — 5.2%
PNC Financial Services Group, Inc. (The)	40,208	$5,551,519
Truist Financial Corp.	130,127	6,040,495

		$11,592,014

Beverages — 2.5%
PepsiCo, Inc.	38,000	$5,480,740

		$5,480,740

Biotechnology — 2.1%
Neurocrine Biosciences, Inc.(1)	49,815	$4,729,436

		$4,729,436

Building Products — 2.2%
Johnson Controls International PLC	108,987	$5,017,762

		$5,017,762

Capital Markets — 5.3%
Goldman Sachs Group, Inc. (The)	30,815	$7,105,323
Raymond James Financial, Inc.	53,008	4,821,077

		$11,926,400

Containers & Packaging — 2.2%
Packaging Corp. of America	37,840	$4,919,200

		$4,919,200

Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(1)	43,749	$10,014,584

		$10,014,584

Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	126,774	$7,658,417

		$7,658,417

Electric Utilities — 5.3%
Edison International	82,127	$5,039,312
NextEra Energy, Inc.	91,647	6,744,303

		$11,783,615

Security	Shares	Value
Entertainment — 3.6%
Walt Disney Co. (The)	54,924	$8,129,301

		$8,129,301

Equity Real Estate Investment Trusts (REITs) — 2.8%
Mid-America Apartment Communities, Inc.	49,285	$6,217,796

		$6,217,796

Food & Staples Retailing — 3.5%
Walmart, Inc.	51,731	$7,903,980

		$7,903,980

Health Care Equipment & Supplies — 3.5%
Medtronic PLC	68,017	$7,733,533

		$7,733,533

Insurance — 6.1%
American International Group, Inc.	118,473	$4,554,102
Arch Capital Group, Ltd.(1)	159,871	5,147,047
Reinsurance Group of America, Inc.	34,966	4,030,880

		$13,732,029

Interactive Media & Services — 2.9%
Alphabet, Inc., Class A(1)	3,673	$6,443,911

		$6,443,911

IT Services — 8.4%
Cognizant Technology Solutions Corp., Class A	66,102	$5,164,549
Euronet Worldwide, Inc.(1)	49,176	6,611,222
Fidelity National Information Services, Inc.	47,739	7,084,945

		$18,860,716

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	12,613	$5,864,793

		$5,864,793

Machinery — 8.3%
Caterpillar, Inc.	41,992	$7,289,391
PACCAR, Inc.	57,000	4,962,420
Stanley Black & Decker, Inc.	34,328	6,326,994

		$18,578,805

Media — 2.6%
Fox Corp., Class A	199,901	$5,765,145

		$5,765,145

Security	Shares	Value
Metals & Mining — 2.1%
Steel Dynamics, Inc.	127,956	$4,633,287

		$4,633,287

Multi-Utilities — 2.0%
CMS Energy Corp.	73,447	$4,519,928

		$4,519,928

Oil, Gas & Consumable Fuels — 4.8%
EOG Resources, Inc.	101,662	$4,765,915
Phillips 66	98,673	5,977,610

		$10,743,525

Pharmaceuticals — 6.3%
Johnson & Johnson	65,143	$9,424,889
Sanofi	46,462	4,683,314

		$14,108,203

Specialty Retail — 2.4%
Best Buy Co., Inc.	48,470	$5,273,536

		$5,273,536

Total Common Stocks (identified cost $197,640,787)		$221,846,084

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	1,478,198	$1,478,198

Total Short-Term Investments (identified cost $1,478,198)		$1,478,198

Total Investments — 99.8% (identified cost $199,118,985)		$223,324,282

Other Assets, Less Liabilities — 0.2%		$355,364

Net Assets — 100.0%		$223,679,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2020.

The Fund did not have any open derivative instruments at November 30, 2020.

At November 30, 2020, the value of the Fund’s investment in affiliated funds was $1,478,198, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,105,881	$75,207,764	$(74,832,497)	$(2,937)	$(13)	$1,478,198	$3,867	1,478,198

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$27,996,774	$—		$—	$27,996,774
Consumer Discretionary	5,273,536	—		—	5,273,536
Consumer Staples	13,384,720	—		—	13,384,720
Energy	10,743,525	—		—	10,743,525
Financials	47,265,027	—		—	47,265,027
Health Care	27,752,651	4,683,314		—	32,435,965
Industrials	33,811,995	—		—	33,811,995
Information Technology	18,860,716	—		—	18,860,716
Materials	9,552,487	—		—	9,552,487
Real Estate	6,217,796	—		—	6,217,796
Utilities	16,303,543	—		—	16,303,543
Total Common Stocks	$217,162,770	$4,683,314	*	$—	$221,846,084
Short-Term Investments	$—	$1,478,198		$—	$1,478,198
Total Investments	$217,162,770	$6,161,512		$—	$223,324,282

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.